UNAUDITED INTERIM FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2016
Unaudited Interim Financial Information
UNAUDITED INTERIM FINANCIAL INFORMATION
NOTE 2:-	UNAUDITED INTERIM FINANCIAL INFORMATION

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information and with the instructions to Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments except as otherwise discussed) considered necessary for a fair presentation have been included.

Operating results for the three and six month periods ended June 30, 2016, are not  necessarily indicative of the results that may be expected for the year ending December 31, 2016.